Document And Entity Information	Dec. 31, 2024
Document Information [Line Items]
Entity, Registrant Name	Middlefield Banc Corp.
Document, Type	8-K
Document, Period End Date	Jan. 23, 2025
Entity, Incorporation, State or Country Code	OH
Entity, File Number	001-36613
Entity, Tax Identification Number	34-1585111
Entity, Address, Address Line One	15985 East High Street
Entity, Address, City or Town	Middlefield
Entity, Address, State or Province	OH
Entity, Address, Postal Zip Code	44062
City Area Code	440
Local Phone Number	632-1666
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	MBCN
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity, Central Index Key	0000836147